INFORMATION ON SEGMENTS	12 Months Ended
Dec. 31, 2022
INFORMATION ON SEGMENTS
INFORMATION ON SEGMENTS
24.     INFORMATION ON SEGMENTS

There was no change in the composition of the operating segments and information by geographic area in relation to that disclosed in the financial statements for the year ended December 31, 2021.

Net revenue by segment is as follows for the year ended December 31, 2022:

➢	Natura &Co Latam – 60.6%
➢	Avon International – 19.8%
➢	The Body Shop – 12.1%
➢	Aesop – 7.5%

The accounting policies for each segment are applied uniformly as described in note 3.

The following tables provide the summarized financial information related to the segments and geographic distribution of the Company’s commercial operations for December 31, 2022 and 2021.

24.1 Operating segments

	2022
	Reconciliation to net income (loss) for the year
	Net Revenue	Performance assessed by the Company	Depreciation and amortization	Discontinued operations	Finance income	Finance expense	Income Tax	Net income (loss)
Natura &Co Latam	22,027,612	1,912,609	(912,472)	-	3,360,427	(4,772,694)	98,712	(313,418)
Avon International[1]	7,196,044	(74,733)	(683,845)	(380,416)	765,176	(1,431,754)	(200,474)	(2,006,046)
The Body Shop[1]	4,407,246	363,577	(692,089)	-	162,790	(244,467)	39,254	(370,935)
Aesop[1]	2,718,721	536,657	(303,408)	-	89,298	(123,405)	(66,465)	132,677
Corporate expenses	-	(604,037)	(40)	-	1,003,107	(709,339)	9,405	(300,904)
	36,349,623	2,134,073	(2,591,854)	(380,416)	5,380,798	(7,281,659)	(119,568)	(2,858,626)

	2021
	Reconciliation to net income (loss) for the year
	Net Revenue	Performance assessed by the company	Depreciation and amortization	Discontinued operations	Finance income	Finance expense	Income Tax	Net Income (Loss)
Natura &Co Latam	22,413,401	2,595,653	(871,973)	-	3,181,237	(3,881,418)	165,137	1,188,636
Avon International[1]	9,329,325	272,655	(830,931)	(98,550)	421,123	(894,318)	210,705	(919,316)
The Body Shop[1]	5,821,776	1,023,095	(795,127)	-	63,939	(137,834)	(158,973)	(4,900)
Aesop[1]	2,600,185	622,944	(293,492)	-	30,380	(75,372)	(90,277)	194,183
Corporate expenses	-	(604,594)	-	-	309,884	(44,598)	921,394	582,086
	40,164,687	3,909,753	(2,791,523)	(98,550)	4,006,563	(5,033,540)	1,047,986	1,040,689

	2020
	Reconciliation to net income (loss) for the year
	Net Revenue	Performance assessed by the company	Depreciation and amortization	Discontinued operations	Finance income	Finance expense	Income Tax	Net Income (Loss)
Natura &Co Latam	20,542,345	2,369,517	(874,584)	-	3,402,578	(3,891,641)	(428,191)	577,679
Avon International[1]	9,097,375	315,477	(814,678)	(143,112)	979,267	(1,442,216)	(108,053)	(1,213,315)
The Body Shop[1]	5,332,922	935,255	(761,224)	-	82,736	(157,705)	(66,626)	32,436
Aesop[1]	1,949,338	606,543	(268,092)	-	23,152	(72,056)	(55,219)	234,328
Corporate expenses	-	(718,339)	(278)	-	250,658	(210,192)	383,345	(294,806)
	36,921,980	3,508,453	(2,718,856)	(143,112)	4,738,391	(5,773,810)	(274,744)	(663,678)

	2022				2021
	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Non-current assets	Total assets	Current liabilities	Non-current liabilities
Natura &Co Latam	18,256,204	29,762,132	8,363,130	10,164,706	18,060,879	29,580,551	7,369,891	8,887,502
Avon International[1]	11,197,014	14,259,571	1,894,856	1,838,328	14,286,498	17,512,750	2,783,907	5,100,109
The Body Shop[1]	6,565,913	7,928,270	1,292,903	1,669,625	8,166,363	10,813,064	1,690,622	2,485,200
Aesop[1]	1,621,126	2,735,417	731,018	776,512	1,520,514	2,542,125	610,451	648,695
Corporate expenses	923,606	-	1,055,961	4,547,167	1,026,071	-	1,146,347	1,159,041
	38,563,863	54,685,390	13,337,868	18,996,338	43,060,325	60,448,490	13,601,218	18,280,547

[1] The operations of these segments located in Latin American countries (Latam) are presented in the Natura &Co Latam segment.

24.2 Net revenue and non-current assets, by geographical area of operations

	Net revenue			Non-current assets
	2022	2021	2020	2022	2021
Asia	3,443,454	3,719,131	2,929,063	1,284,783	1,216,942
North America	5,708,847	6,227,104	5,120,953	6,261,545	6,459,026
Mexico	3,570,990	3,879,033	3,205,609	3,631,768	3,640,644
Other	2,137,858	2,348,070	1,915,344	2,629,777	2,818,382
South America	17,513,597	17,436,131	16,484,363	14,508,816	14,312,260
Brazil	11,280,690	10,481,869	11,113,810	12,656,298	12,015,037
Argentina	3,003,214	2,973,638	1,999,461	694,172	1,036,205
Other	3,229,693	3,980,624	3,371,092	1,158,346	1,261,018
Europe, Middle East and Africa (EMEA)	8,739,179	11,771,600	11,580,586	15,271,251	19,276,178
United Kingdom	2,836,316	4,187,200	4,117,699	10,894,799	12,162,597
Other	5,902,863	7,584,400	7,462,887	4,376,452	7,113,581
Oceania	944,546	1,010,721	807,015	1,237,468	1,795,919
	36,349,623	40,164,687	36,921,980	38,563,863	43,060,325

No individual or aggregate customer (economic group) represents more than 10% of the Company’s net revenue.